Related Parties (Tables)	12 Months Ended
Apr. 30, 2019
Related Party Transactions [Abstract]
Summary of Stock-based Compensation Expense Related to Tender Offer Included in Consolidated Statement of Operations

Total stock-based compensation expense related to the tender offer included in the consolidated statement of operations for the year ended April 30, 2017 was as follows (in thousands):

Cost of revenue—cost of subscription—self-managed and SaaS	$62
Cost of revenue—professional services	10
Research and development	1,440
Sales and marketing	1,207
General and administrative	11,038
Total stock-based compensation expense	$13,757

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations was as follows (in thousands):

	Year Ended April 30,
	2019	2018	2017
Cost of revenue—cost of subscription—self-managed and SaaS	$3,383	$699	$268
Cost of revenue—professional services	1,208	329	98
Research and development	16,100	5,045	3,302
Sales and marketing	11,996	3,560	3,420
General and administrative	7,255	3,109	11,798
Total stock-based compensation expense	$39,942	$12,742	$18,886